Fair Value of Financial Assets and Liabilities - Schedule of Changes in Fair Value of Tranche Obligation Liability Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ 1,402
Issuance of tranche obligations to purchase convertible preferred shares		$ 2,459
Settlement obligation upon issuance of convertible preferred shares	(1,402)	(451)
Effect of exchange rate changes on tranche obligation		(317)
Balance at end of period		1,402
Second Tranche Obligation
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Change in fair value obligation		(424)
Settlement obligation upon issuance of convertible preferred shares		(451)
Third Tranche Obligation
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Change in fair value obligation		$ 135
Settlement obligation upon issuance of convertible preferred shares	$ (1,402)